Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting	The following table presents summary information by segment for the years ended December 31, 2022, 2021 and 2020:
	For the Year Ended December 31, 2022
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$789,522	$885,202	$(476,925)	$1,197,799
Commission and fee income on guarantee services, net	—	695,678	(99,325)	596,353
Total interest and fee income	723,638	1,927,906	—	2,651,544
Net (loss) income from operation	$(577,863)	$742,204	$—	$164,341
Depreciation	$(277)	$(22,181)	$—	$(22,458)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$(69,844)	$271,822	$—	$201,978
Segment (loss) profit from continuing operations	$(842,812)	$736,277	$—	$(106,535)
Segment assets as of December 31, 2022	$7,930,806	$56,063,776	$(7,261,410)	$56,733,172
	For the Year Ended December 31, 2021
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Elimination	Total
Net revenues of services	$358,299	$726,866	$(291,874)	$793,291
Commission and fee income on guarantee services, net	—	527,023	(127,496)	399,527
Total interest and fee income	804,734	1,609,933		2,414,667
Net (loss) income from operation	$(573,845)	$882,731	$—	$308,886
Depreciation	$(267)	$(129,910)	$—	$(130,177)
Capital expenditures	$—	$—	$—	$—
Income tax recovery (expense)	$40,804	$(369,655)	$—	$(328,851)
Segment (loss) profit from continuing operations	$(263,173)	$1,020,474	$—	$757,301
Segment assets as of December 31, 2021	$11,681,319	$56,675,503	$(1,713,844)	$66,642,978
	For the Year Ended December 31, 2020
	Business conducted by Adrie and its subsidiaries	Business conducted by Lixin Cayman and its subsidiaries	Total
Net revenues of services	$75,280	$2,057,400	$2,132,680
Commission and fee income on guarantee services, net	—	285,606	285,606
Total interest and fee income	20,601	2,459,235	2,479,836
Net income from operation	$95,881	$4,802,241	$4,898,122
Depreciation	$(376)	$(39,951)	$(40,327)
Capital expenditures	$—	$—	$—
Income tax recovery (expense)	$(6,734)	$236,467	$229,733
Segment (loss) profit from continuing operations	$(762,041)	$1,860,683	$1,098,642
Segment assets as of December 31, 2020	$9,990,995	$57,712,165	$67,703,161